Equity - Schedule of Warrant Outstanding and Exercisable (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Number of Warrants Outstanding and Exercisable	41,667
2019 Consulting Service Agreement Warrants [Member]
Number of Warrants Outstanding and Exercisable	25,000
Exercise Price | $ / shares	$ 6.6
Expiration Date	Mar. 13, 2022
2020 Consulting Service Agreement Warrants [Member]
Number of Warrants Outstanding and Exercisable	16,667
Exercise Price | $ / shares	$ 2.5
Expiration Date	Apr. 02, 2023